Quarterly Holdings Report
for
Fidelity® Equity-Income Fund
April 30, 2025
EQU-NPRT1-0625
1.800336.121
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 2.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Quebecor Inc Class B (a)	1,351,700	37,082,035
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc	423,000	27,255,977
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard Inc	653,547	34,113,769
Metro Inc/CN	449,870	34,668,641
		68,782,410
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd	1,648,038	47,291,733
Cenovus Energy Inc	229,400	2,700,683
Imperial Oil Ltd	916,536	61,822,635
		111,815,051
TOTAL CANADA		244,935,473
FRANCE - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA (b)	1,633,100	30,165,185
GERMANY - 0.4%
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Siemens AG	137,515	31,664,385
IRELAND - 0.9%
Information Technology - 0.9%
IT Services - 0.9%
Accenture PLC Class A	255,213	76,346,969
ITALY - 0.2%
Industrials - 0.2%
Electrical Equipment - 0.2%
Prysmian SpA	247,344	13,587,152
JAPAN - 0.4%
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Hitachi Ltd	1,493,810	36,920,283
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	1,463,250	56,975,376
NETHERLANDS - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV	427,615	78,813,721
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	735,212	122,552,488
UNITED KINGDOM - 2.0%
Consumer Staples - 0.4%
Personal Care Products - 0.4%
Unilever PLC	549,697	34,999,147
Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC	652,204	93,439,129
Industrials - 0.5%
Aerospace & Defense - 0.5%
Rolls-Royce Holdings PLC	4,331,800	43,848,535
TOTAL UNITED KINGDOM		172,286,811
UNITED STATES - 89.1%
Communication Services - 5.9%
Diversified Telecommunication Services - 1.8%
AT&T Inc	2,857,988	79,166,267
Verizon Communications Inc	1,808,264	79,672,112
		158,838,379
Entertainment - 0.9%
Walt Disney Co/The	889,200	80,872,740
Interactive Media & Services - 0.7%
Alphabet Inc Class A	364,572	57,894,034
Media - 1.2%
Comcast Corp Class A	2,383,663	81,521,275
Interpublic Group of Cos Inc/The	845,589	21,241,195
		102,762,470
Wireless Telecommunication Services - 1.3%
T-Mobile US Inc	459,750	113,535,263
TOTAL COMMUNICATION SERVICES		513,902,886

Consumer Discretionary - 6.0%
Diversified Consumer Services - 0.4%
H&R Block Inc	689,678	41,635,861
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp	411,113	131,412,270
Starbucks Corp	156,000	12,487,800
		143,900,070
Specialty Retail - 3.3%
Burlington Stores Inc (b)	198,175	44,597,302
Dick's Sporting Goods Inc	227,470	42,705,218
Lowe's Cos Inc	394,078	88,100,078
TJX Cos Inc/The	880,890	113,352,925
		288,755,523
Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Co (a)	60,127	3,738,095
Tapestry Inc	629,950	44,505,968
		48,244,063
TOTAL CONSUMER DISCRETIONARY		522,535,517

Consumer Staples - 9.3%
Beverages - 2.1%
Coca-Cola Co/The	1,345,648	97,626,763
Keurig Dr Pepper Inc	2,427,221	83,957,574
		181,584,337
Consumer Staples Distribution & Retail - 4.0%
Albertsons Cos Inc Class A	525,300	11,546,094
BJ's Wholesale Club Holdings Inc (b)	569,929	67,000,853
Costco Wholesale Corp	10,301	10,244,345
Target Corp	433,162	41,886,765
Walmart Inc	2,212,142	215,130,810
		345,808,867
Food Products - 0.9%
JM Smucker Co	254,900	29,637,222
Mondelez International Inc	664,150	45,248,540
		74,885,762
Household Products - 1.9%
Procter & Gamble Co/The	1,006,766	163,669,949
Personal Care Products - 0.4%
Kenvue Inc	1,648,393	38,902,074
TOTAL CONSUMER STAPLES		804,850,989

Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Enterprise Products Partners LP	1,770,650	52,942,435
Exxon Mobil Corp	2,390,511	252,509,677
Hess Corp	384,767	49,654,181
Phillips 66	258,027	26,850,290
Shell PLC	1,981,241	63,938,101
Valero Energy Corp	198,465	23,039,802
		468,934,486
Financials - 21.2%
Banks - 11.3%
Bank of America Corp	3,870,806	154,367,743
Huntington Bancshares Inc/OH	4,559,304	66,246,687
JPMorgan Chase & Co	1,355,132	331,492,390
M&T Bank Corp	495,292	84,080,770
PNC Financial Services Group Inc/The	759,024	121,967,567
US Bancorp	1,468,100	59,223,154
Wells Fargo & Co	2,308,543	163,929,638
		981,307,949
Capital Markets - 1.8%
Blackrock Inc	76,300	69,758,038
Charles Schwab Corp/The	1,031,600	83,972,240
		153,730,278
Consumer Finance - 0.7%
Capital One Financial Corp	380,020	68,502,405
Financial Services - 1.4%
Apollo Global Management Inc	377,000	51,452,960
Visa Inc Class A	192,261	66,426,176
		117,879,136
Insurance - 6.0%
American Financial Group Inc/OH	365,288	46,267,378
Chubb Ltd	522,029	149,342,056
Hartford Insurance Group Inc/The	1,046,524	128,377,099
Marsh & McLennan Cos Inc	416,627	93,936,890
The Travelers Companies, Inc.	402,336	106,269,008
		524,192,431
TOTAL FINANCIALS		1,845,612,199

Health Care - 13.1%
Biotechnology - 3.9%
AbbVie Inc	1,045,000	203,879,500
Gilead Sciences Inc	1,289,693	137,403,892
		341,283,392
Health Care Providers & Services - 2.5%
Cigna Group/The	168,177	57,186,907
UnitedHealth Group Inc	387,916	159,604,159
		216,791,066
Life Sciences Tools & Services - 1.5%
Danaher Corp	653,824	130,326,738
Pharmaceuticals - 5.2%
Eli Lilly & Co	81,614	73,366,905
GSK PLC	1,472,600	29,131,987
Johnson & Johnson	880,765	137,672,377
Merck & Co Inc	866,877	73,857,920
Roche Holding AG	155,108	50,718,225
Royalty Pharma PLC Class A	733,007	24,057,290
Sanofi SA	596,005	65,198,074
		454,002,778
TOTAL HEALTH CARE		1,142,403,974

Industrials - 11.4%
Aerospace & Defense - 4.1%
GE Aerospace	882,182	177,794,960
General Dynamics Corp	231,400	62,968,568
Huntington Ingalls Industries Inc	206,868	47,649,975
Northrop Grumman Corp	129,971	63,230,892
		351,644,395
Building Products - 0.7%
Johnson Controls International plc	767,679	64,408,268
Commercial Services & Supplies - 0.5%
GFL Environmental Inc Subordinate Voting Shares	491,067	24,503,481
Veralto Corp	239,241	22,943,212
		47,446,693
Electrical Equipment - 2.0%
AMETEK Inc	398,298	67,543,375
GE Vernova Inc	259,895	96,374,264
Regal Rexnord Corp	120,892	12,795,209
		176,712,848
Ground Transportation - 0.9%
Norfolk Southern Corp	335,900	75,258,395
Machinery - 2.2%
Crane Co	474,877	76,445,699
Hillenbrand Inc	353,100	7,143,213
ITT Inc	744,776	102,049,208
		185,638,120
Professional Services - 0.3%
KBR Inc	565,032	29,839,340
Trading Companies & Distributors - 0.7%
Watsco Inc	124,049	57,042,692
TOTAL INDUSTRIALS		987,990,751

Information Technology - 4.8%
Communications Equipment - 1.1%
Cisco Systems Inc	1,668,066	96,297,450
Electronic Equipment, Instruments & Components - 0.2%
Crane NXT Co	532,075	24,964,959
IT Services - 0.7%
Amdocs Ltd	656,399	58,143,823
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices Inc	254,378	49,583,360
Broadcom Inc	51,000	9,815,970
		59,399,330
Software - 1.6%
Gen Digital Inc	904,612	23,402,312
Microsoft Corp	294,820	116,530,554
		139,932,866
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc	188,073	39,965,513
TOTAL INFORMATION TECHNOLOGY		418,703,941

Materials - 4.1%
Chemicals - 2.4%
Linde PLC	452,624	205,142,776
Containers & Packaging - 1.4%
Ball Corp	902,368	46,868,994
Crown Holdings Inc	765,408	73,731,753
		120,600,747
Metals & Mining - 0.3%
Freeport-McMoRan Inc	924,058	33,293,809
TOTAL MATERIALS		359,037,332

Real Estate - 2.0%
Specialized REITs - 2.0%
American Tower Corp	238,179	53,687,928
Lamar Advertising Co Class A	712,664	81,108,290
Public Storage Operating Co	161,005	48,370,732
		183,166,950
Utilities - 5.9%
Electric Utilities - 3.9%
Constellation Energy Corp	274,353	61,301,434
Exelon Corp	751,985	35,268,097
FirstEnergy Corp	619,358	26,558,071
NextEra Energy Inc	1,436,213	96,053,926
PG&E Corp	1,835,022	30,314,563
Southern Co/The	901,679	82,855,283
		332,351,374
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	276,200	19,944,402
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	375,935	48,732,454
Multi-Utilities - 1.2%
Ameren Corp	342,593	33,998,929
CenterPoint Energy Inc	940,959	36,490,390
WEC Energy Group Inc	346,463	37,944,628
		108,433,947
TOTAL UTILITIES		509,462,177

TOTAL UNITED STATES		7,756,601,202
TOTAL COMMON STOCKS (Cost $5,534,379,962)		8,620,849,045

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	69,940,146	69,954,134
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	10,959,997	10,961,093
TOTAL MONEY MARKET FUNDS (Cost $80,915,227)			80,915,227

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,615,295,189)	8,701,764,272
NET OTHER ASSETS (LIABILITIES) - 0.0%	(959,354)
NET ASSETS - 100.0%	8,700,804,918

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	260,663,994	68,783,102	259,492,962	1,486,284	-	-	69,954,134	69,940,146	0.1%
Fidelity Securities Lending Cash Central Fund	2,656,800	219,702,565	211,398,272	13,231	-	-	10,961,093	10,959,997	0.0%
Total	263,320,794	288,485,667	470,891,234	1,499,515	-	-	80,915,227

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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